Accounting Policies (Details) - EUR (€)	6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Line Items]
Net losses	€ (42,025,000)	€ (14,766,000)	€ 97,959,000
Inventory stock	48,818,000			€ 51,010,000	€ 63,666,000
Short-term loans and payables position	46,560,000	41,609,000	61,834,000
Long-term loans and payables position	27,276,000	59,184,000	126,381,000
Revenue	7,352,000	14,614,000	€ 79,263,000
Percentage of revenue from the stream				82.00%
Revenue from rendering of services	4,500,000			€ 4,700,000
Percentage of revenue from service				83.00%
Increase in business revenue				€ 513,000
Percentage of increase in business revenue				31.00%
Amount of pending project proposals	156,000,000
RevenueFromRenderingOfProject	18,000,000
Available credit lines from shareholders	56,400,000
Unknown credit losses	€ 41,100,000
Investor sell percentage	51.00%
Business plan drawings amount	€ 30,000,000
ADSE [Member]
Accounting Policies [Line Items]
Net losses		€ 55,878,000
Charge box (CBX) [Member]
Accounting Policies [Line Items]
Revenue				€ 83,800